Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 31,950	$ 268,160
Contract assets	8,466	45,455
Account receivables, net	7,480
Deferred offering costs	266,028
Total current assets	313,924	313,615
NON-CURRENT ASSETS:
Rent deposit	16,004	7,770
Right-of-use asset - operating lease	37,999	32,535
Total non-current assets	54,003	40,305
Total assets	367,927	353,920
Current liabilities:
Account payable		15,026
Accrued liabilities	2,182
Contract liabilities	131,564	101,718
Current maturities of loan payable	378	18,645
Due to related party	48,462
Operating lease liabilities	38,109	23,097
Total current liabilities	220,695	158,486
Non-Current liabilities:
Loan payable, net of current	473,188	453,832
Operating lease liabilities, net of current		9,813
Total non-current liabilities	473,188	463,645
Total liabilities	693,883	622,131
Stockholders’ deficit:
Ordinary shares, with $0.001 par value, 50,000,000 number of ordinary shares authorized, 9,611,111 and 7,711,111 ordinary shares issued and outstanding as of March 31, 2025 and 2024, respectively	9,611	7,711
Additional paid-in capital	641,785	5,185
Accumulated deficit	(1,027,068)	(312,388)
Accumulated other comprehensive income	49,716	31,281
Total stockholders’ deficit	(325,956)	(268,211)
Total liabilities and stockholders’ deficit	$ 367,927	$ 353,920